Schedule of Investments (unaudited)
February 28, 2026
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 Franklin Pennsylvania Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.1%
Guam — 2.6%
Guam Government, GO, Series 2019	5.000%	11/15/31	$455,000	$483,972 (a)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,300,000	1,294,539
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	425,000	450,246
Total Guam				2,228,757
Pennsylvania — 86.3%
Adams County, PA, General Authority Revenue:
Brethren Home Community Project, Series A, Refunding	5.000%	6/1/54	100,000	98,088
Brethren Home Community Project, Series A, Refunding	5.000%	6/1/59	400,000	387,959
Allegheny County, PA, Airport Authority Revenue:
Series A, AG	4.000%	1/1/46	750,000	703,762 (a)
Series A, AG	5.500%	1/1/50	1,000,000	1,068,711 (a)
Series B, AG	5.250%	1/1/53	1,000,000	1,048,918
Allegheny County, PA, HDA Revenue, Allegheny Health Network Obligated Group Issue, Series A, Refunding	4.000%	4/1/44	2,000,000	1,910,385
Allegheny County, PA, Highlands School District, GO:
Series 2023, AG, State Aid Withholding	4.000%	4/15/40	500,000	516,879
Series 2023, AG, State Aid Withholding	4.000%	4/15/43	700,000	714,458
Allentown, PA, Commercial and Industrial Development Authority Revenue, Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/45	550,000	544,781 (b)
Bellefonte, PA, Area School District, GO, Series A, Refunding, State Aid Withholding	5.000%	5/15/48	1,000,000	1,045,697
Berks County, PA, IDA, Revenue, Delaware Valley University Project, Series B, Refunding	5.000%	11/1/42	250,000	241,746
Bethlehem, PA, Redevelopment Authority Revenue, Moravian University Project, Series 2024	5.500%	10/1/54	1,500,000	1,527,445
Cheltenham Township, PA, IDA Revenue, Arcadia University, Series 2024, Refunding	5.750%	4/1/54	350,000	343,063
Chester County, PA, IDA Revenue:
Collegium Charter School Project, Series 2022, Refunding	6.000%	10/15/52	750,000	750,460 (b)
Colleguim Charter School Project, Series A	5.125%	10/15/37	225,000	225,164
University Student Housing LLC Project, West Chester University of Pennsylvania, Series A	5.000%	8/1/45	1,000,000	969,873
Commonwealth of Pennsylvania, Series C	4.000%	9/1/43	1,235,000	1,249,657
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, Series 2019, Refunding	5.000%	1/1/45	500,000	495,001
Cumberland Valley, PA, School District, GO, Series A, AG, State Aid Withholding	5.000%	11/15/44	1,500,000	1,606,864
Dallas Area, PA, Municipal Authority Revenue, Misericordia University Project, Series 2014, Refunding	5.000%	5/1/29	1,230,000	1,230,505
Delaware County, PA, GO:
Series 2024	5.000%	8/1/48	1,000,000	1,044,854
Series 2025	5.000%	8/1/49	1,000,000	1,065,215
Delaware County, PA, Interboro School District, GO, Series 2024, AG, State Aid Withholding	5.500%	8/15/63	2,250,000	2,426,295
Lackawanna County, PA, IDA Revenue, Refunding	4.000%	11/1/40	1,500,000	1,496,010
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, County Guaranty, Series B, Refunding, County GTD	4.000%	5/1/49	1,000,000	945,638
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	$1,000,000	$1,000,000
Masonic Villages Project, Refunding	5.125%	11/1/38	1,000,000	1,104,177
Masonic Villages Project, Series A, Refunding	5.000%	11/1/35	470,000	540,547
Moravian Manors Inc. Project, Series A	5.000%	6/15/44	1,235,000	1,181,105
Moravian Manors Inc. Project, Series A	5.000%	6/15/49	1,000,000	893,371
Saint Anne’s Retirement Community, Incorporated Project, Refunding	5.000%	3/1/45	500,000	452,247
Lancaster, PA, IDA Revenue:
Landis Homes Retirement Community Project, Refunding	4.000%	7/1/51	500,000	420,347
Landis Homes Retirement Community Project, Refunding	4.000%	7/1/56	1,030,000	840,927
Willow Valley Communities Project	4.000%	12/1/49	1,550,000	1,315,017
Lehigh County, PA, General Purpose Authority Revenue, Muhlenberg College Project, Refunding	5.250%	2/1/54	1,600,000	1,605,175
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities, Inc. Obligated Group, Series C	4.000%	11/15/43	550,000	534,868
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	425,000	401,661
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	555,422
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	674,984
Pennsbury School District, Bucks County, PA, GO, State Aid Withholding	5.000%	8/1/44	1,000,000	1,065,210
Pennsylvania State HEFA Revenue:
Thomas Jefferson University, Fixed Rate Revenue Bonds, Series B2, Refunding	5.500%	11/1/54	1,000,000	1,050,726
University of Pennsylvania Health Systems, Series 2025, Refunding	5.000%	8/15/55	1,000,000	1,032,823
University of Pennsylvania Health Systems, Series 2025, Refunding	5.500%	8/15/55	1,000,000	1,088,475
University Properties Inc. Student Housing Project, Series A, Refunding,	5.000%	7/1/35	730,000	730,105
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	500,000	507,897
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022, AG	5.750%	12/31/62	400,000	422,335 (a)
Tax-Exempt Private Activity, The Pennsylvania Rapid Bridge Replacement Project, Series 2015	5.000%	12/31/34	250,000	251,257 (a)
Tax-Exempt Private Activity, UPMC Revenue Bonds, Series A, Refunding	5.000%	2/15/39	1,500,000	1,628,606
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue, Procter & Gamble Paper Products Co. 2001	5.375%	3/1/31	1,155,000	1,310,430 (a)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	650,000	668,132
Pennsylvania State Financing Authority Revenue, Guaranteed Revenue Bonds, Penn Hills Project, Series B, Refunding, AMBAC, Municipal Government GTD	0.000%	12/1/27	1,000,000	951,294
Pennsylvania State HFA Revenue, Single Family Mortgage Revenue Bonds, Series 150A, Refunding	4.900%	10/1/40	1,000,000	1,068,755
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue:
Series A	5.250%	12/1/53	1,100,000	1,181,366
Series C	0.000%	12/1/38	3,000,000	1,880,675
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/46	300,000	325,950 (c)
Series A	5.250%	12/1/55	1,000,000	1,068,780
Series B	5.250%	12/1/55	1,580,000	1,693,413
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Subordinated, Series A	4.750%	12/1/37	$1,000,000	$1,015,438
Philadelphia, PA, Airport Revenue:
Series 2021, Refunding, AG	4.000%	7/1/40	300,000	301,431 (a)
Series 2021, Refunding, AG	4.000%	7/1/41	400,000	402,204 (a)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	1,000,000	1,007,926 (b)
Charter School Revenue, Mast Community Charter School Ii Project, Series 2020	5.000%	8/1/40	615,000	631,406
Charter School Revenue, West Project, Series 2019	5.000%	6/15/50	1,375,000	1,265,042
Multi-Family Housing Revenue, University Square Apartments Project, Tax Exempt, Class 3, Series 2017	5.250%	12/1/47	300,000	306,052 (b)(d)
University Revenue Bonds, Saint Joseph’s University Project, Series 2022	5.500%	11/1/60	1,000,000	1,045,218
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,530,850
Philadelphia, PA, Housing Authority Revenue:
GTD Revenue Bonds, PHADC Acquisition Program, Series A	5.250%	3/1/43	500,000	540,567
GTD Revenue Bonds, PHADC Acquisition Program, Series A	5.250%	3/1/45	500,000	528,364
Philadelphia, PA, IDA Revenue:
St. Joseph’s University, Series 2017	5.000%	11/1/47	495,000	510,589 (d)
St. Joseph’s University, Series 2017, Unrefunded	5.000%	11/1/47	505,000	505,303
Philadelphia, PA, Redevelopment Authority Revenue, City Service Agreement Revenue Bonds, Tax-Exempt Bonds, Series B	5.000%	9/1/43	1,250,000	1,359,260
Pittsburgh School District & Allegheny County, PA, GO, Series 2021, State Aid Withholding	3.000%	9/1/38	995,000	946,044
Pittsburgh, Commonwealth, PA, GO, Capital Improvement Bonds, Series 2024	5.000%	9/1/44	400,000	427,052
Pittsburgh, PA, Water and Sewer Authority, Sewer System Revenue, Series A, Refunding	5.000%	9/1/45	650,000	710,585 (c)
Southeastern Pennsylvania Transportation Authority Revenue, Asset Improvement Program, Series 2022	5.250%	6/1/52	1,750,000	1,831,080
West Cornwall Township, PA, Municipal Authority Revenue:
Lebanon Valley Brethren Home Project, Series A, Refunding	4.000%	11/15/36	365,000	366,691
Lebanon Valley Brethren Home Project, Series A, Refunding	4.000%	11/15/41	505,000	486,339
Lebanon Valley Brethren Home Project, Series A, Refunding	4.000%	11/15/46	525,000	459,006
Wilkes-Barre Area, PA, School District, GO, Series 2019, BAM, State Aid Withholding	5.000%	4/15/59	2,000,000	2,025,188
Wilkes-Barre, PA, Finance Authority Revenue, Wilkes University Project, Refunding	4.000%	3/1/42	1,400,000	1,227,348
Total Pennsylvania				73,532,488
Puerto Rico — 1.0%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	350,000	350,723
Restructured, Series A-1	4.000%	7/1/41	500,000	485,287
Total Puerto Rico				836,010
South Carolina — 0.8%

South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	730,000	687,693
Texas — 0.2%

Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	200,000	200,743 (b)
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Virgin Islands — 0.4%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	$320,000	$338,005
Washington — 0.8%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	600,000	675,748
Total Investments before Short-Term Investments (Cost — $78,334,333)				78,499,444
			Shares
Short-Term Investments — 8.1%
Money Market Funds — 7.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $6,274,962)	3.450%		6,274,962	6,274,962 (e)(f)
		Maturity Date	Face Amount
Municipal Bonds — 0.7%
Pennsylvania — 0.7%
Allegheny, PA, County Higher Education Building Authority Revenue, Carnegie Mellon University, Series C, Refunding, SPA - Bank of New York Mellon (Cost — $620,000)	1.000%	12/1/37	$620,000	620,000 (g)(h)

Total Short-Term Investments (Cost — $6,894,962)				6,894,962
Total Investments — 100.2% (Cost — $85,229,295)				85,394,406
Liabilities in Excess of Other Assets — (0.2)%				(150,815)
Total Net Assets — 100.0%				$85,243,591

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $6,274,962 and the cost was $6,274,962 (Note 2).

(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

 Franklin Pennsylvania Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
EDA	—	Economic Development Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
UPMC	—	University of Pittsburgh Medical Center
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Pennsylvania Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and Pennsylvania State personal income tax as the Fund’s investment manager believes is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$78,499,444	—	$78,499,444
Short-Term Investments†:
Money Market Funds	$6,274,962	—	—	6,274,962
Municipal Bonds	—	620,000	—	620,000
Total Short-Term Investments	6,274,962	620,000	—	6,894,962
Total Investments	$6,274,962	$79,119,444	—	$85,394,406

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$9,708,340	9,708,340	$3,433,378	3,433,378
Putnam Short Term Investment Fund, Class P Shares	$1,892,381	25,152,335	25,152,335	27,044,716	27,044,716
	$1,892,381	$34,860,675		$30,478,094

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$34,895	—	$6,274,962
Putnam Short Term Investment Fund, Class P Shares	—	50,906	—	—
	—	$85,801	—	$6,274,962

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report